Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Interest income	₩ 93,078	₩ 115,686	₩ 70,035
Gain on foreign currency transactions	79,653	24,915	18,766
Gain on foreign currency translation	225,580	12,165	11,280
Gain on settlement of derivatives		8,515	368
Gain on valuation of derivatives	57	109,436	141,512
Others	7,960	25,422	30,899
Total	₩ 406,328	₩ 296,139	₩ 272,860